SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Disclosure of issued capital [Abstract]
SHARE CAPITAL
NOTE 38: SHARE CAPITAL
(1)Authorised share capital
As permitted by the Companies Act 2006, the Company removed references to authorised share capital from its articles of association at the Annual General Meeting on 5 June 2009. This change took effect from 1 October 2009.
(2)Issued and fully paid share capital

	2021	2020	2019	2021	2020	2019
	Number of shares	Number of shares	Number of shares	£m	£m	£m
Ordinary shares of 10p (formerly 25p) each
At 1 January	70,839,206,060	70,052,557,838	71,163,592,264	7,084	7,005	7,116
Issued under employee share schemes	183,387,075	786,648,222	775,882,951	18	79	78
Share buyback programme	—	—	(1,886,917,377)	—	—	(189)
At 31 December	71,022,593,135	70,839,206,060	70,052,557,838	7,102	7,084	7,005
Share issuances
In 2021, 183 million shares (2020: 787 million shares; 2019: 776 million shares) were issued in respect of employee share schemes.
(3)Share capital and control
There are no restrictions on the transfer of shares in the Company other than as set out in the articles of association and:
–Certain restrictions which may from time to time be imposed by law and regulations (for example, insider trading laws)
–Where Directors and certain employees of the Company require the approval of the Company to deal in the Company’s shares
–Pursuant to the rules of some of the Company’s employee share plans where certain restrictions may apply while the shares are subject to the plans
Where, under an employee share plan operated by the Company, participants are the beneficial owners of shares but not the registered owners, the voting rights are normally exercised by the registered owner at the direction of the participant. Outstanding awards and options would normally vest and become exercisable on a change of control, subject to the satisfaction of any performance conditions at that time.
In addition, the Company is not aware of any agreements between shareholders that may result in restrictions on the transfer of securities and/or voting rights.
The Directors have authority to allot and issue ordinary and preference shares and to make market purchases of ordinary and preference shares as granted at the Annual General Meeting on 20 May 2021. The authority to issue shares and the authority to make market purchases of shares will expire at the next Annual General Meeting. Shareholders will be asked, at the Annual General Meeting, to give similar authorities.
Subject to any rights or restrictions attached to any shares, on a show of hands at a general meeting of the Company every holder of shares present in person or by proxy and entitled to vote has one vote and on a poll every member present and entitled to vote has one vote for every share held.
Ordinary shares
The holders of ordinary shares, who held 100 per cent of the total ordinary share capital at 31 December 2021, are entitled to receive the Company’s report and accounts, attend, speak and vote at general meetings and appoint proxies to exercise voting rights. Holders of ordinary shares may also receive a dividend (subject to the provisions of the Company’s articles of association) and on a winding up may share in the assets of the Company.
Preference shares
The Company has in issue various classes of preference shares which are all classified as liabilities under accounting standards and which are included in note 37.